Subsequent Events (Details) (USD $)			12 Months Ended		1 Months Ended			7 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Subsequent Event [Member]	May 23, 2013 Subsequent Event [Member]	Apr. 30, 2013 Subsequent Event [Member] Tanos [Member]	Mar. 31, 2013 Subsequent Event [Member] Tanos [Member] Performance Shares [Member]	Apr. 30, 2013 Subsequent Event [Member] Tanos [Member] General and administrative expenses [Member] Performance Shares [Member]	Jul. 31, 2013 Subsequent Event [Member] Propel Energy [Member] Transactions	May 23, 2013 May 23, 2013 [Member] Subsequent Event [Member]	Dec. 31, 2012 7.625% Senior Notes due 2021 [Member] May 23, 2013 [Member] Subsequent Event [Member]	Dec. 31, 2012 Private Placement [Member] 7.625% Senior Notes due 2021 [Member] April 17, 2013 [Member] Subsequent Event [Member]
Subsequent Events (Textual) [Abstract]
Senior unsecured notes			7.625%
Senior Notes issued percentage			98.521%
$300 million aggregate principal amount of 7.625% Senior Notes due 2021										$ 100,000,000	$ 300,000,000
Revolving credit facility borrowing base									480,000,000
Additional Senior notes at par			102.00%
Other Events of Default Minimum Note holder Percentage to Accelerate			25.00%
Outstanding revolving credit facility	630,182,000	361,001,000		39,000,000
Incentive units, compensation expense						0	5,800,000
Sale of ownership interest percentage					1.066%
Acquisition of interest in oil and gas properties transaction value								$ 8,500,000
Acquisition of interest in oil and gas properties number of transactions								3